AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 91.0%
Asset-Backed Securities — 19.6%
Automobiles — 2.5%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$406,535
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	103,820
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	39	39,766
Series 2021-01, Class C
0.940%	12/15/26	200	197,380
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	15	14,949
Series 2019-01, Class A2, 144A
2.980%	10/20/24	87	87,792
Series 2019-02, Class A2, 144A
2.290%	02/20/25	63	64,016
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	99,933
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	107,763
Series 2021-A, Class C
0.830%	08/15/28	100	99,224
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,019
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	74	75,033
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	400	431,934
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,401
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	406	408,303
Series 2019-03, Class B
2.280%	09/15/23	88	88,479
Series 2021-01, Class C
0.750%	02/17/26	300	299,287
			2,921,634
Collateralized Loan Obligations — 16.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.274%(c)	07/20/30	1,500	1,503,814
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.309%(c)	01/28/31	1,000	999,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.711%(c)	04/15/32	4,250	$4,252,830
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.293%(c)	07/18/30	1,250	1,249,998
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.573%(c)	01/17/33	250	250,562
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.263%(c)	07/27/31	2,579	2,578,760
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.268%(c)	04/24/30	1,000	1,000,008
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.271%(c)	04/15/31	2,500	2,500,024
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.404%(c)	10/20/31	250	250,057
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.593%(c)	01/16/33	250	250,461
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.332%(c)	02/20/31	2,500	2,500,745
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.608%(c)	10/23/32	750	751,450
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.564%(c)	07/20/32	1,000	1,000,813
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
1.551%(c)	04/15/33	250	250,624
			19,339,860
Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	42	42,499
Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	102,539
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Series 2019-03, Class A
2.000%	04/15/25	100	$102,498
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	204,035
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	105,910
			514,982
Student Loan — 0.1%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	102,913

Total Asset-Backed Securities (cost $22,529,839)			22,921,888
Commercial Mortgage-Backed Securities — 14.0%
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,319,456
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	11	10,588
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	54	58,225
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	269	285,467
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	430,012
Series 2013-LC06, Class ASB
2.478%	01/10/46	514	522,404
Series 2015-CR25, Class A3
3.505%	08/10/48	40	43,152
Series 2015-CR26, Class A3
3.359%	10/10/48	50	53,496
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	50,271
Series 2020-C19, Class A2
2.320%	03/15/53	2,500	2,500,614
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	5	5,488
Series 2016-C03, Class A2
1.886%	08/10/49	20	20,061
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	152	155,224
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	650	$722,201
Series K736, Class X1, IO
1.312%(cc)	07/25/26	79,960	4,681,560
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	481	489,187
Series 2013-GC14, Class A5
4.243%	08/10/46	300	322,377
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	3,095,348
Series 2015-C30, Class A3
3.322%	07/15/48	99	98,587
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	564	575,585
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	10	9,912
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	514,884
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	429,412

Total Commercial Mortgage-Backed Securities (cost $15,837,169)			16,393,511
Corporate Bonds — 25.1%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	475	469,833
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	530	597,050
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	14,439
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	89,581
Banks — 13.6%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	45	45,144
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	1,155	1,183,770
2.496%(ff)	02/13/31	210	208,551

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.194%(ff)	07/23/30	35	$36,736
3.458%(ff)	03/15/25	50	53,691
Sub. Notes, MTN
4.450%	03/03/26	15	16,852
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	2,000	2,080,168
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	90	90,734
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	340	341,980
2.976%(ff)	11/05/30	180	186,169
Sub. Notes
4.450%	09/29/27	15	16,870
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	206,352
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	2,000	2,018,608
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	2,500	2,670,626
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	20	20,208
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	35	34,636
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	920	936,503
4.005%(ff)	04/23/29	55	61,371
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	102,059
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	2,000	2,132,266
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	206,588
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	650	659,359
Sub. Notes, MTN
3.950%	04/23/27	55	60,700
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	2,000	2,061,195
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	21,692
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	430	432,338
			15,885,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	$27,419
Commercial Services — 0.3%
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,758
3.750%	06/01/23	25	26,523
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	250	250,245
			292,526
Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21	250	250,889
Electric — 1.1%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30(a)	565	626,102
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25(a)	415	442,755
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	44,217
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	100	100,867
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	47,381
			1,261,322
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	95,784
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	30,629
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	80	90,016
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	67,435

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	$77,573
			145,008
Insurance — 0.0%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	54,196
Internet — 0.1%
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	70	72,683
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	60	61,916
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,010	1,161,505
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	460	471,760
3.400%	04/01/30	50	54,090
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	1,000	1,068,076
3.500%	08/15/27	100	108,499
			2,863,930
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	10,280
Multi-National — 2.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	2,000	2,124,966
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	51,125
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	209,546
			2,385,637
Oil & Gas — 0.6%
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28	450	509,801
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	51,218
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.500%	04/15/23	25	$25,847
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	47,480
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	53,420
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	55	60,604
			748,370
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	985	1,045,739
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	10	10,924
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	107,808
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	353	400,696
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	368,037
			1,933,204
Pipelines — 0.9%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	170	177,161
3.750%	05/15/30(a)	755	779,369
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	42,241
			998,771
Retail — 0.3%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	305	343,397
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	10,736
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29(a)	515	582,074

Total Corporate Bonds (cost $28,758,917)			29,314,856

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Security — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	19	$20,346
(cost $19,162)
Sovereign Bonds — 16.2%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	2,000	2,071,629
3.250%	07/20/23	200	212,876
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,000	2,066,540
3.250%	04/24/23	200	211,309
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	209,466
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	2,000	2,006,376
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	205,388
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	204,073
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	150	153,788
3.300%	03/15/28	2,000	2,201,706
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	150	154,107
2.250%	06/02/26	150	158,470
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	2,000	2,080,517
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	306,059
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	2,000	2,122,632
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	102,237
2.300%	06/15/26	150	158,461
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	270,141
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	568,164
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	2,000	2,058,656
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	204,989
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	1,000	1,003,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	$204,906

Total Sovereign Bonds (cost $18,886,258)			18,936,061
U.S. Government Agency Obligations — 13.8%
Federal Home Loan Bank
3.250%	11/16/28(k)	5,000	5,622,769
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	5,000	5,170,606
Federal National Mortgage Assoc.
1.625%	01/07/25	5,000	5,192,722
2.875%	09/12/23	200	212,748

Total U.S. Government Agency Obligations (cost $16,318,244)			16,198,845
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds
3.750%	11/15/43(k)	50	62,586
U.S. Treasury Notes
1.250%	03/31/28	1,635	1,618,139
1.375%	04/30/21(k)	744	744,726
2.375%	08/15/24(k)	20	21,284
U.S. Treasury Strips Coupon
1.123%(s)	05/15/36	85	60,390
1.450%(s)	08/15/42(k)	75	44,259
1.463%(s)	11/15/42	100	58,586
1.470%(s)	11/15/41(k)	70	42,167
2.045%(s)	11/15/36(k)	50	34,988
2.165%(s)	08/15/39(k)	100	64,383

Total U.S. Treasury Obligations (cost $2,808,737)			2,751,508

Total Long-Term Investments (cost $105,158,326)			106,537,015

	Shares
Short-Term Investments — 11.2%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	1,161,002	10,704,441
PGIM Core Ultra Short Bond Fund(wc)	556,404	556,404
PGIM Institutional Money Market Fund (cost $1,784,721; includes $1,784,418 of cash collateral for securities on loan)(b)(wc)	1,788,225	1,787,332

Total Short-Term Investments (cost $12,966,103)		13,048,177

TOTAL INVESTMENTS—102.2% (cost $118,124,429)		119,585,192

Liabilities in excess of other assets(z) — (2.2)%		(2,568,411)

Net Assets — 100.0%		$117,016,781

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,697,734; cash collateral of $1,784,418 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
280	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$40,232,500	$(1,419,196)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	181,219	(8,035)
				(1,427,231)
Short Positions:
101	2 Year U.S. Treasury Notes	Jun. 2021	22,293,383	15,846
354	5 Year U.S. Treasury Notes	Jun. 2021	43,683,048	505,730
131	10 Year U.S. Treasury Notes	Jun. 2021	17,152,812	341,249
101	20 Year U.S. Treasury Bonds	Jun. 2021	15,613,969	606,361
				1,469,186
				$41,955
A6

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	5,000	$(110,352)	$(118,552)	$(8,200)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
340	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(6,688)	$(6,688)
680	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(15,283)	(15,283)
1,710	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(4,486)	(25,299)	(20,813)
1,020	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,823)	(9,823)
				$(4,486)	$(57,093)	$(52,607)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
340	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$—	$6,351	$6,351
680	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	12,276	12,276
1,710	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	12,408	36,356	23,948
1,020	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	15,139	15,139
12,167	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	1,976,834	1,207,262	(769,572)
A7

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
81,165	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	$14,368,359	$5,852,147	$(8,516,212)
				$16,357,601	$7,129,531	$(9,228,070)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8